Financial risk management objectives and policies - Schedule of Contractual Undiscounted Future Cash Flow Requirements (Details) $ in Millions	Apr. 02, 2023 CAD ($)
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Accounts payable and accrued liabilities	$ 195.6
Lease obligations	415.3
Pension obligation	1.6
Total contractual obligations	1,187.1
Mainland China Facilities
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Contractual obligations with banks	$ 9.8
Borrowings, interest rate	3.30%
Japan Facility
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Contractual obligations with banks	$ 13.7
Borrowings, interest rate	0.33%
Term loan
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Contractual obligations with banks	$ 396.3
Borrowings, interest rate	8.66%
Interest commitments relating to borrowings
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Contractual obligations with banks	$ 154.8
2024
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Accounts payable and accrued liabilities	195.6
Lease obligations	85.3
Pension obligation	0.0
Total contractual obligations	343.2
2024 | Mainland China Facilities
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Contractual obligations with banks	9.8
2024 | Japan Facility
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Contractual obligations with banks	13.7
2024 | Term loan
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Contractual obligations with banks	4.1
2024 | Interest commitments relating to borrowings
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Contractual obligations with banks	34.7
2025
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Accounts payable and accrued liabilities	0.0
Lease obligations	78.2
Pension obligation	0.0
Total contractual obligations	116.6
2025 | Mainland China Facilities
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Contractual obligations with banks	0.0
2025 | Japan Facility
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Contractual obligations with banks	0.0
2025 | Term loan
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Contractual obligations with banks	4.1
2025 | Interest commitments relating to borrowings
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Contractual obligations with banks	34.3
2026
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Accounts payable and accrued liabilities	0.0
Lease obligations	60.6
Pension obligation	0.0
Total contractual obligations	99.0
2026 | Mainland China Facilities
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Contractual obligations with banks	0.0
2026 | Japan Facility
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Contractual obligations with banks	0.0
2026 | Term loan
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Contractual obligations with banks	4.1
2026 | Interest commitments relating to borrowings
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Contractual obligations with banks	34.3
2027
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Accounts payable and accrued liabilities	0.0
Lease obligations	51.7
Pension obligation	0.0
Total contractual obligations	90.1
2027 | Mainland China Facilities
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Contractual obligations with banks	0.0
2027 | Japan Facility
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Contractual obligations with banks	0.0
2027 | Term loan
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Contractual obligations with banks	4.1
2027 | Interest commitments relating to borrowings
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Contractual obligations with banks	34.3
2028
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Accounts payable and accrued liabilities	0.0
Lease obligations	37.5
Pension obligation	0.0
Total contractual obligations	434.6
2028 | Mainland China Facilities
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Contractual obligations with banks	0.0
2028 | Japan Facility
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Contractual obligations with banks	0.0
2028 | Term loan
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Contractual obligations with banks	379.9
2028 | Interest commitments relating to borrowings
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Contractual obligations with banks	17.2
Thereafter
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Accounts payable and accrued liabilities	0.0
Lease obligations	102.0
Pension obligation	1.6
Total contractual obligations	103.6
Thereafter | Mainland China Facilities
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Contractual obligations with banks	0.0
Thereafter | Japan Facility
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Contractual obligations with banks	0.0
Thereafter | Term loan
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Contractual obligations with banks	0.0
Thereafter | Interest commitments relating to borrowings
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Contractual obligations with banks	$ 0.0